Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document and Entity Information
Entity Registrant Name	GLOBAL PARTNERS LP
Entity Central Index Key	0001323468
Document Type	8-K
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Entity Filer Category	Accelerated Filer